INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 9,117,847	$ 6,660,847
Accumulated Amortization	(3,460,914)	(2,333,243)
Total intangible assets, net	5,656,933	4,327,604
Amortization expense	1,094,637	754,148	1,012,624
Expected amortization expense of intangible assets
2014	1,300,000
2015	1,200,000
2016	900,000
2017	700,000
2018	500,000
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,627,777	1,025,861
Accumulated Amortization	(1,004,715)	(341,954)
Total intangible assets, net	623,062	683,907
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	7,490,070	5,634,986
Accumulated Amortization	(2,456,199)	(1,991,289)
Total intangible assets, net	$ 5,033,871	$ 3,643,697